Leases (Tables)	12 Months Ended
Dec. 31, 2025
Lessee Disclosure [Abstract]
Schedule of Lessee Operating and Finance Leases
Operating and finance leases consisted of the following:

	December 31, 2025	December 31, 2024
Right-of-use assets
Operating leases	252	251
Finance leases	95	61
Total right-of-use assets	347	312
Lease liabilities
Current	101	70
Operating leases	52	54
Finance leases	49	16
Non-current	223	210
Operating leases	169	160
Finance leases	54	50
Total lease liabilities	324	280

Lessee Operating and Finance Lease Liability Maturity
Maturities of lease liabilities are as follows:

	Operating Leases	Finance Leases	December 31, 2025
2026	59	49	108
2027	46	32	78
2028	35	2	37
2029	26	2	28
2030	18	2	20
Thereafter	94	32	126
Total future undiscounted cash outflows	278	119	397
Effect of discounting	(57)	(16)	(73)
Total lease liabilities	221	103	324

Schedule of Operating and Finance Lease Term and Discount Rate
Operating and finance lease terms and discount rates are as follows:

	December 31, 2025	December 31, 2024
Weighted average remaining lease term (in years) – operating leases	9.53	8.59
Weighted average remaining lease term (in years) – finance leases	5.93	8.29
Weighted average discount rate – operating lease	3.94%	3.83%
Weighted average discount rate – finance lease	2.46%	3.78%

Schedule of Operating and Finance Lease Cost and Cash Paid
Operating, finance and short-term lease cost and cash paid are as follows:

	2025	2024
Operating lease cost	73	75
Finance lease cost
Amortization of right-of-use assets	5	5
Interest	3	3
Short-term lease cost	11	14
Operating lease cash paid	72	76
Finance lease cash paid	15	7

Schedule of Right of Use Assets Obtained in Exchange for Operating Lease and Finance Liabilities	Non-cash additions to right-of-use assets obtained in exchange for new lease liabilities are as follows:

	2025	2024
Operating leases	58	47
Finance leases	41	9